Real Estate Investments (Schedule of Real Estate Properties) (Details) (USD $)	8 Months Ended
	Sep. 30, 2012 sqft property
Real Estate Properties [Line Items]
Number of Real Estate Properties	1
Area of Real Estate Property	9,026
Real Estate Investment Property, at Cost	$ 1,125,000
Real Estate Investment, Aggregate Purchase Price	1,100,000
Dollar General [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties	1
Area of Real Estate Property	9,026
Real Estate Property, Weighted Average Remaining Lease Term	15 years	[1]
Real Estate Investment Property, at Cost	1,125,000	[2]
Capitalization Rate	7.70%	[3]
Annualized Rental Income or Annualized Net Operating Income	$ 87,000	[4]
Real Estate Income (Loss) Per Square Foot	9.64	[5]

[1]	(1)Remaining lease term in years as of September 30, 2012.
[2]	(2)Contract purchase price, excluding acquisition related costs.
[3]	(3)Annualized net operating income divided by base purchase price.
[4]	(4)Annualized net operating income since acquisition date. Net operating income is rental income on a straight-line basis, which includes tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.
[5]	(5)Annualized rental income as of September 30, 2012 for the in-place leases in the property portfolio on a straight-line basis, which includes tenant concessions such as free rent, as applicable.